Cash and cash equivalents	12 Months Ended
Dec. 31, 2014
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	As at
	Dec 31, 2014	Dec 31, 2013
Cash and cash equivalents	59,879,596	56,860,845

Ardmore is required to maintain a minimum cash balance in accordance with its long-term debt facility agreement (see Note 9).